Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	PFS Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001103243
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2025
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
Castle Tandem Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CASTLE TANDEM FUND (TANDX)
(the “Fund”)
A series of PFS Funds

Supplement dated April 10, 2025
to the Prospectus
and Statement of Additional Information (“SAI”)
dated November 1, 2024, as supplemented from time to time

Effective immediately, the Fund’s “Institutional Shares” class is renamed as the “No-Load Shares” class. Therefore, all references to “Institutional Shares” in the Fund’s prospectus and SAI is hereby replaced with “No-Load Shares.”

In addition, the tables entitled “Fees and Expenses of the Fund” and “Expense Example” of the Fund’s prospectus are hereby deleted and replaced with the following information:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2026
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in No-Load Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. In addition, the example for the one-year period reflects the impact the fee waiver has on Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Castle Tandem Fund | No-Load Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TANDX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	445
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	811
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,840

[1]	Under the Services Agreement the Adviser receives an additional fee of 0.58% per annum and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses. Effective April 10, 2025, the Adviser has contractually agreed to waive Services Agreement fees by 0.58% of its average daily net assets through October 31, 2026. The Services Agreement fee waiver will automatically terminate on October 31, 2026 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2026. The waiver may be terminated by the Board of Trustees.